Condensed Consolidated Balance Sheets	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
CURRENT ASSETS:
Cash	$ 443,702	$ 12,088	$ 21,085
GST tax receivable	11,057	5,302	2,950
Prepaid expenses - current portion	7,733,625	8,334,046
Other current assets	35,104	1,380	1,406
TOTAL CURRENT ASSETS	8,223,488	8,352,816	25,441
Deferred offering costs		291,773	27,117
Prepaid expenses - long-term portion	6,057,422	10,925,835
Security deposit - related party	2,065	1,971	2,008
Operating lease right-of-use assets, net - related party	46,584	59,413	17,799
Property and equipment, net	4,221
TOTAL ASSETS	14,333,780	19,631,808	72,365
CURRENT LIABILITIES:
Accounts payable	973,692	1,249,596	1,213,335
Accrued expenses and other payables	942,376	1,486,550	792,190
Accrued interest	123,181	190,795	94,612
Notes payable, net of discount		543,312	204,694
Convertible notes, net of discounts and including put premiums	55,000	537,921	399,325
Operating lease liability - related party, current portion	23,324	17,664
Embedded conversion option liabilities		403,892	133,886
Warrant liability	104,313
Embedded conversion option liabilities	50,273	403,892	133,886
Employee benefit liability	738,187	667,901	639,371
TOTAL CURRENT LIABILITIES	3,475,628	5,578,240	3,792,782
NON-CURRENT LIABILITIES:
Loan payable - long-term - related party, net of discount		105,627	58,642
Operating lease liability - long-term portion - related party	30,267	41,749
TOTAL NON-CURRENT LIABILITIES	30,267	147,376	58,642
TOTAL LIABILITIES	3,505,895	5,725,616	3,851,424
Temporary Equity – Convertible Preferred Stock Series C - $0.01 par value, $10,000 stated value, 9,900 shares designated and authorized, 100 (liquidation value of $1,000,000) and none issued and outstanding at March 31, 2026 and June 30, 2025, respectively	1,000,000
Commitments and Contingencies (See Note 9)
STOCKHOLDERS’ EQUITY (DEFICIT):
Common stock, value	874	464
Common stock issuable	1,320
Additional paid-in capital	149,480,636	138,254,808	61,696,057
Accumulated other comprehensive income	1,234,766	1,318,917	1,269,581
Accumulated deficit	(140,843,234)	(125,621,520)	(66,698,220)
Treasury stock ($0.001 share)	(46,477)	(46,477)	(46,477)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	9,827,885	13,906,192	(3,779,059)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	14,333,780	19,631,808	72,365
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value
Nonrelated Party [Member]
CURRENT LIABILITIES:
Loan payable		65,280	145,091
Related Party [Member]
CURRENT ASSETS:
Operating lease right-of-use assets, net - related party		59,413	17,799
CURRENT LIABILITIES:
Loan payable	465,282	415,329	71,629
Operating lease liability - related party, current portion		17,664	19,362
NON-CURRENT LIABILITIES:
Loan payable - long-term - related party, net of discount	0	105,627	58,642
Operating lease liability - long-term portion - related party		41,749
Former Director [Member]
CURRENT LIABILITIES:
Loan payable			49,528
Due to former director - related party			$ 29,759